Note 19 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Acquisition-related costs	3,019	1,416	1,666
Fiscal 2017 restructuring plan	427	-	-
Fiscal 2015 restructuring plan	9	50	715
Other restructuring plans	-	26	99
Executive departure charges	-	-	396
	3,455	1,492	2,876

Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2016	-	-	-
Accruals and adjustments	309	118	427
Cash draw downs	(308)	(30)	(338)
Foreign exchange	(1)	-	(1)
Balance at January 31, 2017	-	88	88
	Workforce Reduction	Office Closure Costs	Other Costs	Total
Balance at January 31, 2015	226	220	-	446
Accruals and adjustments	24	14	12	50
Cash draw downs	(250)	(93)	(12)	(355)
Balance at January 31, 2016	-	141	-	141
Accruals and adjustments	-	9	-	9
Cash draw downs	-	(89)	-	(89)
Balance at January 31, 2017	-	61	-	61